Basis of Presentation - IFRS 16 Leasing (Details) - DKK (kr) kr in Thousands		3 Months Ended		6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee’s incremental borrowing rate applied to the lease liabilities	3.70%
Operating lease commitments disclosed as at December 31, 2018	kr 183,711
Discounted using the group’s incremental borrowing rate of 3.7%	(42,461)
(Less): short-term leases recognised on a straight- line basis as expense	(2,874)
Add/(less): adjustments as a result of a different treatment of extension and termination options	66,392
Total lease liabilities	204,768	kr 194,048		kr 194,048
ROU assets	kr 204,800	190,979		190,979
Net result		84,885	kr 260,527	157,094	kr 459,101
Cash flows from operating activities				832,026	598,947
cash flows from financing activities				15,618	kr (85,511)
Practical Expedient , Statement that lessee accounts for short-term leases using recognition exemption	applied the exemption not to recognize ROU assets and liabilities for leases with less than 12 months of lease term
ROU assets that meet the definition of investment property		kr 0		0
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Net result				3,100
Cash flows from operating activities				17,400
cash flows from financing activities				kr 14,300